Leases (Details)					12 Months Ended
	May 11, 2020 HKD ($)	May 11, 2020 USD ($)	Feb. 02, 2020 HKD ($)	Feb. 02, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Term of lease	2 years	2 years	2 years	2 years
Monthly rental payment	$ 15	$ 2	$ 94	$ 12
Mortgage loans on real estate interest rate					5.13%
Operating Lease, Expense	$ 15	$ 2	$ 94	$ 12
Continuing Operations [Member]
Monthly rental payment					$ 125,000	$ 0	$ 0
Operating Lease, Expense					125,000	0	0
Discontinued Operations [Member]
Monthly rental payment					41,000	41,000	0
Operating Lease, Expense					$ 41,000	$ 41,000	$ 0